Loss/(income) per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Loss/(income) per share
Income/(loss) for the period	$ (1,557,250)	$ 7,775	[1],[2]
Non-controlling interests	(3,922)	(2,806)	[1]
(Loss)/income attributable to IHS common shareholders	$ (1,553,328)	$ 10,581
Basic weighted average shares outstanding	332,626	331,986
Potentially dilutive securities	656	3,144
Potentially dilutive weighted average common shares outstanding	333,282	335,130
Basic (loss)/income per share	$ (4.67)	$ 0.03	[1]
Diluted (loss)/income per share	$ (4.67)	$ 0.03	[1]

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.
[2]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.